CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 8,063	$ 4,720
Interest-earning deposits with banks	18,086	70
Federal funds sold		23
Cash and cash equivalents	26,149	4,813
Certificates of deposits with banks	1,498	1,498
Investment securities available for sale, at fair value (amortized cost $27,459 and $23,280)	27,063	22,933
Federal Home Loan Bank stock, at cost	942	817
Loans	308,492	292,362
Less: Allowance for loan and lease losses	(3,393)	(3,723)
Net Loans	305,099	288,639
Bank owned life insurance	1,498	1,445
Accrued interest receivable	945	986
Bank premises, equipment and software	6,388	5,710
Foreclosed assets	1,011	1,994
Core deposit intangible, net of accumulated amortization of $667 and $611	117	174
Other assets	4,207	5,040
Total Assets	374,917	334,049
Liabilities and Stockholders' Equity
Non-interest-earning demand deposits	38,593	32,562
Interest-earning demand deposits	99,084	79,132
Savings	21,059	21,326
Time deposits	159,929	151,774
Total deposits	318,665	284,794
Capital lease obligation	268	326
Federal funds purchased		2,355
Federal Home Loan Bank advances	14,100	13,000
Long term subordinated debt	9,605
Accrued interest payable	287	58
Other liabilities	2,959	3,052
Total liabilities	345,884	303,585
Common stock warrant	426	426
Common stock, $2.50 par value; 10,000,000 shares authorized; 4,650,808 and 4,646,225 shares issued and outstanding	11,627	11,616
Additional paid-in capital	12,988	12,936
Retained earnings	4,241	3,122
Accumulated other comprehensive income (loss)	(249)	(216)
Total Carolina Trust BancShares stockholders' equity	29,033	27,884
Noncontrolling interest		2,580
Total stockholders' equity	29,033	30,464
Total Liabilities and Stockholders' Equity	$ 374,917	$ 334,049